Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 M W	Mar. 31, 2011	Mar. 31, 2010
Fiscal Year
Number of weeks in an interim quarterly period	13
Concentration risk
Percent of sales	100.00%
Increase in operating income	$ 106,973	$ 51,508	$ 44,383
Cash Equivalents
Maximum term of original maturity to classify investments as cash equivalents (in months)	3
Long-term contracts method
Concentration risk
Percentage of concentration risk	78.00%
Other method
Concentration risk
Percentage of concentration risk	22.00%
Concentration risk by sales | Customer concentration
Concentration risk
Percent of sales	100.00%	100.00%	100.00%
Concentration risk by sales | Customer concentration | Total U.S. Government customers
Concentration risk
Percent of sales	65.00%	68.00%	69.00%
Concentration risk by sales | Customer concentration | U.S. Army
Concentration risk
Percent of sales	28.00%	30.00%	28.00%
Concentration risk by sales | Customer concentration | U.S. Navy
Concentration risk
Percent of sales	12.00%	11.00%	11.00%
Concentration risk by sales | Customer concentration | NASA
Concentration risk
Percent of sales	10.00%	13.00%	18.00%
Concentration risk by sales | Customer concentration | U.S. Air Force
Concentration risk
Percent of sales	6.00%	7.00%	7.00%
Concentration risk by sales | Customer concentration | Other U.S. Government customers
Concentration risk
Percent of sales	9.00%	7.00%	5.00%
Concentration risk by sales | Customer concentration | Commercial and foreign customers
Concentration risk
Percent of sales	35.00%	32.00%	31.00%